Related Party Balances and Transactions - Purchase of service (Details) - Related party - Purchase of service - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Balances and Transactions
Purchase of service	¥ 153,799	¥ 249,996	¥ 145,342
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.
Related Party Balances and Transactions
Purchase of service	92,549	184,279	107,144
Beijing WeLion New Energy Technology Co., Ltd.
Related Party Balances and Transactions
Purchase of service	21,603	34,016
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary
Related Party Balances and Transactions
Purchase of service	17,594	23,878	8,508
Tianjin Tengyi Information Technology Co., Ltd.
Related Party Balances and Transactions
Purchase of service	15,031	¥ 7,823	8,984
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Purchase of service	5,738		13,956
Xunjie Energy (Wuhan) Co., Ltd.
Related Party Balances and Transactions
Purchase of service	1,225		3,735
Shanghai VTA Technology Co., Ltd.
Related Party Balances and Transactions
Purchase of service	¥ 59
Zhejiang Weilai Xinneng Private Equity Management Co., Ltd.
Related Party Balances and Transactions
Purchase of service			¥ 3,015